Net Loss Per Share	9 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
Net Loss Per Share

Note 7. Net Loss Per Share

The following table presents the numerator and denominator of the basic and diluted net loss per share computations for the three and nine months ended September 30, 2021 and 2020:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	In thousands, except per share amounts		In thousands, except per share amounts
Numerator:
Net loss attributable to Stratasys Ltd. for basic and diluted net loss per share	(18,076)	(405,062)	(57,146)	(454,751)

Denominator:
Weighted average shares - for basic and diluted net loss per share	65,018	55,086	62,888	54,851

Net loss per share attributable to Stratasys Ltd.
Basic and diluted	$(0.28)	$(7.35)	$(0.91)	$(8.29)

The computation of diluted net loss per share excluded share awards of 5.0 million shares and 4.8 million shares for the three and nine months ended September 30, 2021 and 2020, respectively, because their inclusion would have had an anti-dilutive effect on the diluted net loss per share.